Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]
	2012	2011
Laboratory equipment	$388,000	$388,000
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	28,685	28,685
Total property and equipment	532,290	532,290
Accumulated depreciation and amortization	(429,804)	(356,084)
Property and equipment, net	$102,486	$176,206